Organization and Principal Activities (Details) - Schedule of Classes of Assets and Liabilities of Discontinued Operation - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Classes Of Assets And Liabilities Of Discontinued Operation Abstract
Assets classified as discontinued operation	$ 1,441	$ 4,240
Liabilities classified as discontinued operation	$ 1,929	$ 3,171